UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5281
Oppenheimer Champion Income Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2010

Item 1. Reports to Stockholders.
March 31, 2010 Oppenheimer Management Champion Income Commentaries and Fund Semiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Manager SEMIANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements In the Barron’s/Lipper Best Mutual-Fund Families Survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Mutual-Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS
Credit Allocation

	NRSRO-Rated	Manager-Rated	Total

AAA	14.5%	—%	14.5%
BB	12.6	—	12.6
B	41.6	2.0	43.6
CCC	24.8	—	24.8
CC	1.0	—	1.0
C	0.2	0.5	0.7
D	0.7	1.0	1.7
Unrated	—	—	1.1
Total	95.4%	3.5%	100.0%
Percentages are as of March 31, 2010, are subject to change and are dollar-weighted based on the total market value of investments. The Fund’s investment adviser, OppenheimerFunds, Inc. (“OFI”), determines the “Credit Allocation” of the Fund’s assets using ratings by “Nationally Recognized Statistical Rating Organizations” (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”). If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities rated only by an NRSRO other than S&P, OFI converts that rating to the equivalent S&P credit rating. OFI may use its own credit analysis to assign ratings to securities not rated by an NRSRO using rating denominations similar to those of S&P. Securities issued or guaranteed by the U.S. government or an agency or instrumentality thereof are assigned a credit rating equal to the sovereign credit rating assigned to the U.S. by S&P. A similar process is used for securities issued or guaranteed by a foreign sovereign or supranational entity. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned the Fund’s S&P rating, which is currently AAA. More information about securities ratings is contained in the Fund’s Statement of Additional Information.
Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments. For more current holdings information, please visit www.oppenheimerfunds.com.
9 | OPPENHEIMER CHAMPION INCOME FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 11/16/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/1/06. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER CHAMPION INCOME FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2009	March 31, 2010	March 31, 2010

Actual
Class A	$1,000.00	$1,082.50	$5.99
Class B	1,000.00	1,077.90	10.46
Class C	1,000.00	1,084.40	9.92
Class N	1,000.00	1,081.10	7.24
Class Y	1,000.00	1,086.00	2.81

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.20	5.81
Class B	1,000.00	1,014.91	10.15
Class C	1,000.00	1,015.46	9.59
Class N	1,000.00	1,018.00	7.02
Class Y	1,000.00	1,022.24	2.73
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2010 are as follows:

Class	Expense Ratios

Class A	1.15%
Class B	2.01
Class C	1.90
Class N	1.39
Class Y	0.54
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS March 31, 2010 / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—0.0%
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D, 6/13/11[1,2]	$5,421,424	$—
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.832%, 1/25/29[3,4]	437,665	30,637

Total Asset-Backed Securities (Cost $3,181,602)		30,637

Corporate Bonds and Notes—83.5%
Consumer Discretionary—21.7%
Auto Components—1.7%
Allison Transmission, Inc., 11% Sr. Nts., 11/1/15[4]	4,545,000	4,863,150
American Axle & Manufacturing Holdings, Inc., 9.25% Sr. Sec. Nts., 1/15/17[4]	1,935,000	2,075,288
ArvinMeritor, Inc., 10.625% Sr. Unsec. Nts., 3/15/18	2,925,000	3,042,000
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14[1,2]	1,995,000	1,925,175
8.25% Sr. Unsec. Nts., 8/1/10[1,2]	220,000	212,300

		12,117,913

Automobiles—0.7%
Ford Motor Co., 7.45% Bonds, 7/16/31	4,920,000	4,674,000
Diversified Consumer Services—0.2%
StoneMor Operating LLC/Cornerstone Family Service of West Virginia, Inc./Osiris Holdings of Maryland Subsidiary, Inc., 10.25% Sr. Nts., 12/1/17[4]	1,415,000	1,464,525
Hotels, Restaurants & Leisure—5.6%
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13[4]	1,695,000	1,483,125
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16[4]	3,505,000	3,548,813
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13[1,4]	4,163,000	395,485
Harrah’s Operating Co., 10% Sr. Sec. Nts., 12/15/18	5,803,000	4,830,971
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14	2,851,000	2,451,860
Landry’s Restaurant, Inc., 11.625% Sr. Sec. Nts., 12/1/15[4]	1,885,000	2,035,800
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15[1,4]	6,390,000	1,629,450
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14	1,325,000	1,122,938
6.75% Sr. Unsec. Nts., 4/1/13	5,710,000	5,196,100
9% Sr. Sec. Nts., 3/15/204	310,000	320,850
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13	1,610,000	1,384,600
8% Sr. Sub. Nts., 4/1/12	3,275,000	3,037,563
11.50% Sr. Sec. Nts., 11/1/17[4]	1,840,000	1,968,800
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19[4]	5,115,000	5,217,300
F1 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Hotels, Restaurants & Leisure Continued
Pinnacle Entertainment, Inc.:
8.25% Sr. Unsec. Sub. Nts., 3/15/12	$1,071,000	$1,068,323
8.625% Sr. Nts., 8/1/17[4]	425,000	417,563
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08[1,2,4]	3,900,000	—
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14[1,2]	10,420,000	65,125
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16	3,345,000	3,683,681

		39,858,347

Household Durables—1.3%
Beazer Homes USA, Inc.:
6.50% Sr. Unsec. Nts., 11/15/13	1,760,000	1,687,400
6.875% Sr. Unsec. Nts., 7/15/15	1,785,000	1,579,725
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13	1,100,000	962,500
8.875% Sr. Sub. Nts., 4/1/12	2,945,000	2,731,488
Libbey Glass, Inc., 10% Sr. Sec. Nts., 2/15/15[4]	2,075,000	2,194,313

		9,155,426

Internet & Catalog Retail—0.1%
Netflix, Inc., 8.50% Sr. Unsec. Nts., 11/15/17	760,000	801,800
Leisure Equipment & Products—1.4%
Colt Defense LLC, 8.75% Sr. Unsec. Nts., 11/15/17[4]	2,080,000	2,095,600
Eastman Kodak Co., 9.75% Sr. Sec. Nts., 3/1/18[4]	4,630,000	4,606,850
Easton-Bell Sports, Inc., 9.75% Sr. Sec. Nts., 12/1/16[4]	3,295,000	3,484,463

		10,186,913

Media—7.6%
AMC Entertainment, Inc., 11% Sr. Unsec. Unsub. Nts., 2/1/16	1,545,000	1,666,669
American Media Operations, Inc.:
9% Sr. Unsec. Nts., 5/1/13[4,5]	14,221	9,315
12.02% Sr. Sub. Nts., 11/1/13[4,5]	10,130,998	6,635,804
Belo Corp., 7.75% Sr. Unsec. Unsub. Debs., 6/1/27	1,712,000	1,414,540
Cengage Learning Acquisitions, Inc., 13.25% Sr. Sub. Nts., 7/15/15[4]	1,645,000	1,603,875
Charter Communications, Inc., 13.50% Sr. Nts., 11/30/16	4,916,863	5,937,112
Clear Channel Communications, Inc.:
4.40% Sr. Unsec. Unsub. Nts., 5/15/11	435,000	412,163
6.25% Nts., 3/15/11	3,660,000	3,559,350
10.75% Sr. Unsec. Unsub. Nts., 8/1/16	3,485,000	2,744,438
Clear Channel Worldwide Holdings, Inc., 9.25% Sr. Nts., 12/15/17[4]	680,000	714,000
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13	3,070,000	3,039,300
Marquee Holdings, Inc., 9.505% Sr. Nts., 8/15/14[3]	1,270,000	1,069,975
Media General, Inc., 11.75% Sr. Sec. Nts., 2/15/17[4]	4,985,000	4,953,844
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14[1]	7,140,000	714
F2 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Media Continued
MediaNews Group, Inc.: Continued
6.875% Sr. Unsec. Sub. Nts., 10/1/13[1]	$13,500,000	$1,350
Radio One, Inc., 6.375% Sr. Unsec. Sub. Nts., 2/15/13	610,000	504,013
Reader’s Digest Association, Inc., 9.50% Sr. Sec. Nts., 2/15/17[3,4]	3,770,000	3,864,250
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12	5,433,000	5,405,835
TL Acquisitions, Inc., 10.50% Sr. Nts., 1/15/15[4]	6,320,000	6,098,800
Umbrella Acquisition, Inc., 9.75% Sr. Unsec. Unsub. Nts., 3/15/15[4,5]	3,623,287	3,143,201
Valassis Communications, Inc., 8.25% Sr. Unsec. Unsub. Nts., 3/1/15	1,005,000	1,037,663

		53,816,211

Multiline Retail—0.7%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14	4,690,000	4,596,200
Specialty Retail—2.4%
Burlington Coat Factory Warehouse Corp., 11.125% Sr. Unsec. Nts., 4/15/14	5,760,000	6,120,000
Michaels Stores, Inc.:
10% Sr. Unsec. Unsub. Nts., 11/1/14	4,325,000	4,584,500
11.375% Sr. Unsec. Sub. Bonds, 11/1/16	1,495,000	1,622,075
Sally Holdings LLC, 10.50% Sr. Unsec. Sub. Nts., 11/15/16	970,000	1,062,150
Toys R Us, Inc., 7.375% Sr. Unsec. Unsub. Bonds, 10/15/18	3,720,000	3,589,800

		16,978,525

Consumer Staples—4.1%
Beverages—0.2%
Cott Beverages, Inc., 8.375% Sr. Nts., 11/15/17[4]	1,230,000	1,273,050
Food & Staples Retailing—1.2%
Pantry, Inc. (The), 7.75% Sr. Unsec. Sub. Nts., 2/15/14	1,530,000	1,491,750
Rite Aid Corp., 7.50% Sr. Sec. Nts., 3/1/17	7,564,000	7,053,430

		8,545,180

Food Products—2.2%
ASG Consolidated LLC/ASG Finance, Inc., 11.50% Sr. Unsec. Nts., 11/1/11	5,440,000	5,494,400
Chiquita Brands International, Inc., 8.875% Sr. Unsec. Unsub. Nts., 12/1/15	1,610,000	1,678,425
JBS USA LLC/JBS USA Finance, Inc., 11.625% Sr. Nts., 5/1/14[4]	2,555,000	2,925,475
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625% Sr. Sub. Nts., 4/1/17	5,040,000	5,355,000

		15,453,300

Personal Products—0.5%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14	2,359,000	2,376,693
Revlon Consumer Products Corp., 9.75% Sr. Sec. Nts., 11/15/15[4]	1,385,000	1,436,938

		3,813,631
F3 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Energy—10.7%
Energy Equipment & Services—1.1%
Gibson Energy ULC/GEP Midstream Finance Corp., 10% Sr. Unsec. Nts., 1/15/18[4]	$2,540,000	$2,508,250
Helix Energy Solutions Group, Inc., 9.50% Sr. Unsec. Nts., 1/15/16[4]	2,350,000	2,432,250
North American Energy Alliance LLC, 10.875% Sr. Sec. Nts., 6/1/16[4]	2,945,000	3,151,150

		8,091,650

Oil, Gas & Consumable Fuels—9.6%
Alon Refining Krotz Springs, Inc., 13.50% Sr. Sec. Nts., 10/15/14	3,185,000	3,081,488
Antero Resources Finance Corp., 9.375% Sr. Nts., 12/1/17[4]	2,795,000	2,892,825
Arch Coal, Inc., 8.75% Sr. Nts., 8/1/16[4]	1,345,000	1,429,063
Atlas Energy Resources LLC, 10.75% Sr. Unsec. Nts., 2/1/18	4,355,000	4,812,275
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15	1,975,000	1,915,750
Berry Petroleum Co., 10.25% Sr. Unsec. Nts., 6/1/14	2,473,000	2,738,848
Bill Barrett Corp., 9.875% Sr. Nts., 7/15/16	2,245,000	2,430,213
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16	1,345,000	1,334,913
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Nts., 12/15/17[4]	3,055,000	3,131,375
CONSOL Energy, Inc., 8.25% Sr. Nts., 4/1/20[4,6]	1,600,000	1,652,000
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875% Sr. Unsec. Nts., 2/15/18[4]	910,000	942,988
Denbury Resources, Inc., 8.25% Sr. Unsec. Sub. Nts., 2/15/20	1,280,000	1,363,200
Energy XXI Gulf Coast, Inc., 10% Sr. Unsec. Nts., 6/15/13	1,565,000	1,611,950
Enterprise Products Operating LLP, 8.375% Jr. Sub. Nts., 8/1/66[3]	1,490,000	1,514,189
Linn Energy LLC, 8.625% Sr. Unsec. Nts., 4/15/20[4,6]	3,370,000	3,386,850
Mariner Energy, Inc., 11.75% Sr. Unsec. Nts., 6/30/16	3,425,000	3,861,688
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15[4]	4,680,000	4,820,400
OPTI Canada, Inc., 9% Sr. Sec. Nts., 12/15/12[4]	945,000	978,075
Petrohawk Energy Corp., 10.50% Sr. Unsec. Nts., 8/1/14	3,320,000	3,681,050
Plains Exploration & Production Co., 10% Sr. Unsec. Nts., 3/1/16	2,850,000	3,163,500
Quicksilver Resources, Inc.:
8.25% Sr. Unsec. Nts., 8/1/15	3,190,000	3,269,750
11.75% Sr. Nts., 1/1/16	2,340,000	2,691,000
Range Resources Corp.:
7.50% Sr. Unsec. Unsub. Nts., 10/1/17	915,000	947,025
8% Sr. Unsec. Sub. Nts., 5/15/19	495,000	530,888
SandRidge Energy, Inc.:
8.75% Sr. Nts., 1/15/20[4]	2,460,000	2,410,800
9.875% Sr. Unsec. Nts., 5/15/16[4]	3,475,000	3,587,938
F4 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels Continued
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18	$2,040,000	$2,223,600
Western Refining, Inc., 11.25% Sr. Sec. Nts., 6/15/17[4]	1,555,000	1,407,275

		67,810,916

Financials—5.1%
Capital Markets—2.2%
E*TRADE Financial Corp., 12.50% Sr. Unsec. Unsub. Nts., 11/30/17[5]	1,555,000	1,866,000
Graham Packaging Co. LP:
8.50% Sr. Nts., 1/1/17[4]	915,000	926,438
9.875% Sr. Unsec. Sub. Nts., 10/15/14	4,270,000	4,451,475
MU Finance plc, 8.375% Sr. Sec. Nts., 2/1/17[4]	2,170,000	2,151,013
Nationstar Mortgage LLC/Nationstar Capital Corp., 10.875% Sr. Nts., 4/1/15[4]	6,615,000	6,383,475

		15,778,401

Diversified Financial Services—0.9%
Capmark Financial Group, Inc.:
3.438% Sr. Unsec. Nts., 5/10/10[1,2]	3,210,000	983,063
5.875% Sr. Unsec. Nts., 5/10/12[1,2]	2,185,000	676,834
CIT Group, Inc., 7% Sr. Sec. Bonds, 5/1/17	1,635,000	1,512,375
GMAC, Inc., 8% Sr. Unsec. Nts., 11/1/31	3,025,000	2,904,000

		6,076,272

Insurance—1.9%
American General Finance, 6.90% Nts., Series J, 12/15/17	3,230,000	2,832,758
International Lease Finance Corp.:
5.875% Unsec. Unsub. Nts., 5/1/13	3,315,000	3,185,702
8.625% Sr. Nts., 9/15/15[4,6]	1,965,000	2,013,475
Multiplan, Inc., 10.375% Sr. Sub. Nts., 4/15/16[4]	5,125,000	5,304,375

		13,336,310

Real Estate Management & Development—0.1%
Realogy Corp., 10.50% Sr. Unsec. Nts., 4/15/14	1,160,000	1,006,300
Health Care—5.1%
Health Care Equipment & Supplies—0.8%
Biomet, Inc., 10.375% Sr. Unsec. Nts., 10/15/17[5]	2,160,000	2,386,800
Inverness Medical Innovations, Inc., 7.875% Sr. Nts., 2/1/16[4]	1,605,000	1,578,919
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts., 6/1/15[5]	1,445,000	1,445,000

		5,410,719

Health Care Providers & Services—3.7%
Apria Healthcare Group, Inc., 12.375% Sr. Sec. Nts., 11/1/14[4]	2,580,000	2,838,000
BioScrip, Inc., 10.25% Sr. Unsec. Nts., 10/1/15[4]	625,000	639,063
Catalent Pharma Solutions, Inc., 8.956% Sr. Unsec. Nts., 4/15/15[5]	2,044,431	2,018,876
F5 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Health Care Providers & Services Continued
Community Health Systems, Inc., 8.875% Sr. Unsec. Nts., 7/15/15	$3,685,000	$3,823,188
HCA, Inc., 6.375% Nts., 1/15/15	3,835,000	3,662,425
HEALTHSOUTH Corp., 10.75% Sr. Unsec. Nts., 6/15/16	2,325,000	2,525,531
Rural/Metro Corp., 0%/12.75% Sr. Unsec. Nts., 3/15/16[7]	2,820,000	3,003,300
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15	3,965,000	3,796,488
US Oncology Holdings, Inc., 6.643% Sr. Unsec. Nts., 3/15/12[3,5]	2,126,690	2,025,672
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8% Sr. Nts., 2/1/18[4]	2,180,000	2,130,950

		26,463,493

Life Sciences Tools & Services—0.2%
Pharmanet Development Group, Inc., 10.875% Sr. Sec. Nts., 4/15/17[4,6]	1,160,000	1,171,600
Pharmaceuticals—0.4%
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec. Nts., 11/15/14	2,700,000	2,946,375
Industrials—10.2%
Aerospace & Defense—1.3%
Hawker Beechcraft Acquisition Co. LLC, 8.50% Sr. Unsec. Nts., 4/1/15	8,205,000	6,379,388
Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11	2,890,000	2,918,900

		9,298,288

Airlines—2.3%
American Airlines, Inc., 10.50% Sr. Sec. Nts., 10/15/12[4]	5,005,000	5,355,350
Delta Air Lines, Inc.:
9.50% Sr. Sec. Nts., 9/15/14[4]	770,000	813,313
12.25% Sr. Sec. Nts., 3/15/15[4]	4,515,000	4,836,694
United Air Lines, Inc.:
9.875% Sr. Sec. Nts., 8/1/13[4]	2,315,000	2,442,325
12% Sr. Sec. Nts., 11/1/13[4]	3,015,000	3,135,600

		16,583,282

Building Products—1.5%
AMH Holdings, Inc., 11.25% Sr. Unsec. Nts., 3/1/14	6,025,000	6,228,344
Goodman Global Group, Inc., 11.842% Sr. Nts., 12/15/14[4,8]	3,580,000	2,112,200
Ply Gem Industries, Inc., 13.125% Sr. Sub. Nts., 7/15/14[4]	2,185,000	2,277,863

		10,618,407

Commercial Services & Supplies—0.9%
Acco Brands Corp., 10.625% Sr. Sec. Nts., 3/15/15[4]	1,185,000	1,300,538
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05[1,2]	4,000,000	—
West Corp., 9.50% Sr. Unsec. Nts., 10/15/14	4,935,000	5,095,388

		6,395,926
F6 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Machinery—1.2%
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13	$3,050,000	$3,057,625
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17	3,850,000	3,763,375
Themadyne Holdings Corp., 9.25% Sr. Unsec. Sub. Nts., 2/1/14	1,650,000	1,662,375

		8,483,375

Marine—0.6%
Marquette Transportation Co., 10.875% Sr. Sec. Nts., 1/15/17[4]	3,275,000	3,344,594
Navios Maritime Holdings, Inc., 8.875% Nts., 11/1/17[4]	940,000	977,600

		4,322,194

Professional Services—0.5%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15[4]	3,555,000	3,359,475
Road & Rail—0.7%
Avis Budget Car Rental LLC:
7.625% Sr. Unsec. Unsub. Nts., 5/15/14	3,240,000	3,223,800
9.625% Sr. Nts., 3/15/18[4]	310,000	325,500
Hertz Corp., 10.50% Sr. Unsec. Sub. Nts., 1/1/16	1,040,000	1,121,900

		4,671,200

Trading Companies & Distributors—1.2%
Ashtead Capital, Inc., 9% Nts., 8/15/16[4]	985,000	1,002,238
Ashtead Holdings plc, 8.625% Sr. Sec. Nts., 8/1/15[4]	975,000	979,875
RSC Equipment Rental, Inc., 9.50% Sr. Unsec. Nts., 12/1/14	3,500,000	3,482,500
United Rentals North America, Inc.:
7% Sr. Unsec. Unsub. Nts., 2/15/14	2,055,000	1,911,150
9.25% Sr. Unsec. Unsub. Nts., 12/15/19	1,130,000	1,158,250

		8,534,013

Information Technology—5.4%
Electronic Equipment & Instruments—1.3%
RBS Global, Inc./Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16	3,120,000	3,361,800
Sanmina-SCI Corp., 8.125% Sr. Sub. Nts., 3/1/16	5,900,000	5,966,375

		9,328,175

IT Services—2.0%
First Data Corp., 9.875% Sr. Unsec. Nts., 9/24/15	5,695,000	4,940,413
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13	2,731,000	2,812,930
10.25% Sr. Unsec. Sub. Nts., 8/15/15	6,298,000	6,652,263

		14,405,606

Semiconductors & Semiconductor Equipment—2.1%
Freescale Semiconductor, Inc., 8.875% Sr. Unsec. Nts., 12/15/14	6,330,000	6,076,800
NXP BV/NXP Funding LLC:
7.875% Sr. Sec. Nts., 10/18/14	3,320,000	3,253,600
9.50% Sr. Unsec. Unsub. Nts., 10/15/15	5,130,000	5,091,525

		14,421,925
F7 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Materials—9.8%
Chemicals—2.8%
Hexion Finance Escrow LLC/Hexion Escrow Corp., 8.875% Sr. Sec. Nts., 2/1/18[4]	$4,700,000	$4,653,000
Hexion US Finance Corp./Hexion Nova Scota Finance ULC, 9.75% Sr. Sec. Nts., 11/15/14	1,765,000	1,809,125
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/1/15	6,155,000	6,139,613
8.625% Sr. Sub. Nts., 3/15/20[4]	1,650,000	1,662,375
Momentive Performance Materials, Inc., 11.50% Sr. Unsec. Sub. Nts., 12/1/16	6,180,000	5,778,300

		20,042,413

Containers & Packaging—2.4%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14	6,105,000	5,990,531
Cascades, Inc.:
7.75% Sr. Nts., 12/15/17[4]	945,000	956,813
7.875% Sr. Nts., 1/15/20[4]	745,000	752,450
Graphic Packing International, Inc., 9.50% Sr. Unsec. Unsub. Nts., 6/15/17	5,285,000	5,668,163
Jefferson Smurfit Corp., 7.50% Sr. Unsec. Unsub. Nts., 6/1/13[1,2]	1,135,000	1,004,475
Smurfit-Stone Container Corp., 8% Sr. Unsec. Unsub. Nts., 3/15/17[1,2]	1,500,000	1,346,250
Stone Container Corp., 8.375% Sr. Nts., 7/1/12[1,2]	1,140,000	1,017,450

		16,736,132

Metals & Mining—1.1%
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15[4]	2,115,000	1,990,744
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15[3]	3,275,000	3,176,750
United Maritime LLC, 11.75% Sr. Sec. Nts., 6/15/15[4]	2,875,000	2,961,250

		8,128,744

Paper & Forest Products—3.5%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15[1,2]	3,300,000	833,250
Abitibi-Consolidated, Inc.:
6% Sr. Unsec. Unsub. Nts., 6/20/13[1,2]	2,370,000	598,425
7.75% Sr. Unsec. Nts., 6/15/11[1,2]	1,615,000	407,788
8.85% Unsec. Bonds, 8/1/30[1,2]	1,450,000	366,125
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15[4]	2,740,000	2,740,000
Bowater Pulp & Paper Canada, Inc., 10.60% Sr. Unsec. Nts., 1/15/11[1,2]	1,475,000	368,750
Bowater, Inc.:
6.50% Sr. Unsec. Nts., 6/15/13[1,2]	4,265,000	1,599,375
9% Sr. Unsec. Nts., 8/1/09[1,2]	720,000	275,400
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16[4]	3,172,000	3,195,790
F8 | OPPENHEIMER CHAMPION INCOME FUND

	Principal
	Amount	Value

Paper & Forest Products Continued
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14	$6,560,000	$6,560,000
PE Paper Escrow GmbH, 12% Sr. Sec. Nts., 8/1/14[4]	1,275,000	1,443,209
Verso Paper Holdings LLC:
9.125% Sr. Sec. Nts., 8/1/14	2,745,000	2,676,375
11.375% Sr. Unsec. Sub. Nts., Series B, 8/1/16	3,880,000	3,404,700

		24,469,187

Telecommunication Services—7.8%
Diversified Telecommunication Services—4.6%
Cincinnati Bell, Inc., 8.25% Sr. Nts., 10/15/17	1,440,000	1,465,200
Global Crossing Ltd., 12% Sr. Sec. Nts., 9/15/15[4]	2,795,000	3,116,425
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 2/4/17	2,880,000	3,060,000
Intelsat Jackson Holdings SA, 11.25% Sr. Unsec. Nts., 6/15/16	1,440,000	1,566,000
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16[4,6]	4,565,000	4,530,763
Level 3 Financing, Inc., 9.25% Sr. Unsec. Unsub. Nts., 11/1/14	4,545,000	4,454,100
New Communications Holdings, Inc., 8.50% Sr. Nts., 4/15/20[4,6]	3,430,000	3,472,875
PAETEC Holding Corp.:
8.875% Sr. Sec. Nts., 6/30/17[4]	2,040,000	2,106,300
9.50% Sr. Unsec. Unsub. Nts., 7/15/15	6,175,000	6,283,063
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05[1,2,4]	8,000,000	—
tw telecom holdings, Inc., 8% Sr. Nts., 3/1/18[4]	620,000	637,050
Windstream Corp., 8.625% Sr. Unsec. Unsub. Nts., 8/1/16	1,570,000	1,613,175
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10[1,2]	4,500,000	5

		32,304,956

Wireless Telecommunication Services—3.2%
Clearwire Communications LLC, 12% Sr. Sec. Nts., 12/1/15[4]	3,095,000	3,172,375
Cricket Communications, Inc., 9.375% Sr. Unsec. Nts., 11/1/14	5,665,000	5,792,463
MetroPCS Wireless, Inc., 9.25% Sr. Unsec. Nts., 11/1/14	5,695,000	5,851,613
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15	3,565,000	3,404,575
Sprint Capital Corp.:
8.375% Nts., 3/15/12	1,370,000	1,431,650
8.75% Nts., 3/15/32	3,505,000	3,268,413
Teligent, Inc., 11.50% Sr. Nts., 12/1/08[1,2]	4,550,000	—

		22,921,089

Utilities—3.6%
Electric Utilities—1.0%
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17	7,110,000	4,994,775
Energy Future Holdings Corp., 10.875% Sr. Unsec. Nts., 11/1/17	1,240,000	926,900
F9 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Electric Utilities Continued
Texas Competitive Electric Holdings Co. LLC, 10.25% Sr. Unsec. Nts., Series A, 11/1/15	$1,930,000	$1,351,000

		7,272,675

Energy Traders—2.6%
AES Corp. (The), 8% Sr. Unsec. Unsub. Nts., 10/15/17	1,135,000	1,157,700
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16	5,980,000	4,993,300
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20[4]	3,115,000	3,262,963
Mirant North America LLC, 7.375% Sr. Unsec. Nts., 12/31/13	1,528,000	1,531,820
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17	3,230,000	3,205,775
7.375% Sr. Nts., 2/1/16	1,460,000	1,452,700
Reliant Energy, Inc., 7.625% Sr. Unsec. Unsub. Nts., 6/15/14	3,275,000	3,078,500

		18,682,758

Total Corporate Bonds and Notes (Cost $604,169,540)		591,806,877

Loan Participations—3.3%
American Capital, Sr. Sec. Credit Facilities Revolving Term Loan, 3.75%, 5/16/12[3,6]	3,445,000	3,463,631
CIT Group, Inc., Sr. Sec. Credit Facilities Expansion Term Loan, Tranche 2A, 7.50%, 1/18/12[3,6]	5,705,000	5,852,377
Lyondell Chemical Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Roll-Up Debtor in Possession, 3.69%, 4/6/10[3,6]	2,985,000	3,190,219
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.50%, 7/20/15[6]	7,785,000	8,329,950
Six Flags, Inc., Sr. Sec. Credit Facilities Term Loan, 12%, 3/16/16[3,6]	2,885,000	2,865,166

Total Loan Participations (Cost $22,693,583)		23,701,343

	Shares

Preferred Stocks—0.0%
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.[2,5]	247,589	—
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.[2]	43,000	—
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.[2,5]	3,728	—

Total Preferred Stocks (Cost $11,634,686)		—

Common Stocks—1.0%
American Media, Inc.[2,4]	72,268	7
Charter Communications, Inc., Cl. A2	205,978	7,106,241
Global Aviation Holdings, Inc.[2]	45	45,000
Orbcomm, Inc.[2]	12,519	26,916
F10 | OPPENHEIMER CHAMPION INCOME FUND

	Shares	Value

Common Stocks Continued
Premier Holdings Ltd.[2]	288,828	$—

Total Common Stocks (Cost $6,553,119)		7,178,164

	Units

Rights, Warrants and Certificates—0.0%
AboveNet, Inc. Wts., Strike Price $24, Exp. 9/8/10[2]	119	9,877
Global Aero Logistics, Inc. Wts., Strike Price $10, Exp. 2/28/11[2]	5,633	56

Total Rights, Warrants and Certificates (Cost $42,773)		9,933

	Shares

Investment Companies—15.1%
JPMorgan U.S. Treasury Plus Money Market Fund,
Agency Shares, 0.00%[9,10]	928,426	928,426
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[9,11]	105,818,663	105,818,663

Total Investment Companies (Cost $106,747,089)		106,747,089
Total Investments, at Value (Cost $755,022,392)	102.9%	729,474,043
Liabilities in Excess of Other Assets	(2.9)	(20,811,403)

Net Assets	100.0%	$708,662,640

Footnotes to Statement of Investments

1.	Issue is in default. See Note 1 of accompanying Notes.

2.	Non-income producing security.

3.	Represents the current interest rate for a variable or increasing rate security.

4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $203,276,665 or 28.68% of the Fund’s net assets as of March 31, 2010.

5.	Interest or dividend is paid-in-kind, when applicable.

6.	When-issued security or delayed delivery to be delivered and settled after March 31, 2010. See Note 1 of accompanying Notes.

7.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8.	Zero coupon bond reflects effective yield on the date of purchase.

9.	Rate shown is the 7-day yield as of March 31, 2010.

10.	Interest rate is less than 0.0005%.

11.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2009	Additions	Reductions	March 31, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	52,648,302	270,910,217	217,739,856	105,818,663

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$105,818,663	$46,232
F11 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2010 based on valuation input level:

		Level 2—
	Level 1—	Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$30,637	$—	$30,637
Corporate Bonds and Notes	—	591,436,063	370,814	591,806,877
Loan Participations	—	23,701,343	—	23,701,343
Preferred Stocks	—	—	—	—
Common Stocks	7,133,157	7	45,000	7,178,164
Rights, Warrants and Certificates	9,877	—	56	9,933
Investment Companies	106,747,089	—	—	106,747,089

Total Investments, at Value	113,890,123	615,168,050	415,870	729,474,043

Other Financial Instruments:
Appreciated swaps, at value	—	50,681	—	50,681

Total Assets	$113,890,123	$615,218,731	$415,870	$729,524,724

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
F12 | OPPENHEIMER CHAMPION INCOME FUND

Credit Default Swap Contracts as of March 31, 2010 are as follows:

			Pay/		Upfront
	Buy/Sell	Notional	Receive		Payment
Reference Entity/	Credit	Amount	Fixed	Termination	Received/		Unrealized
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	Appreciation

CDX North America High Yield Index, Series 13
JPMorgan Chase Bank NA, NY Branch	Sell	$8,910	5%	12/20/14	$60,879	$50,681	$111,560

	Total	8,910			60,879	50,681	111,560

Grand Total Buys					—	—	—
Grand Total Sells					60,879	50,681	111,560

Total Credit Default Swaps					$60,879	$50,681	$111,560

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Total Maximum
Potential Payments
	for Selling Credit		Reference
Type of Reference Asset on	Protection	Amount	Asset Rating
which the Fund Sold Protection	(Undiscounted)	Recoverable*	Range**

Non-Investment Grade Corporate Debt Index	$8,910,000	$—	B

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of March 31, 2010 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)	Value

JPMorgan Chase Bank NA, NY Branch	Credit Default Sell Protection	$8,910	$50,681
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
March 31, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $649,203,729)	$623,655,380
Affiliated companies (cost $105,818,663)	105,818,663

729,474,043
Cash	561,000
Appreciated swaps, at value (upfront payments received $60,879)	50,681
Receivables and other assets:
Shares of beneficial interest sold	18,353,302
Interest, dividends and principal paydowns	14,118,630
Investments sold (including $3,710,200 sold on a when-issued or delayed delivery basis)	7,228,942
Other	86,896

Total assets	769,873,494

Liabilities
Payables and other liabilities:
Investments purchased (including $34,519,250 purchased on a when-issued or delayed delivery basis)	58,599,535
Dividends	1,003,891
Shares of beneficial interest redeemed	961,263
Distribution and service plan fees	277,560
Shareholder communications	124,695
Transfer and shareholder servicing agent fees	124,567
Trustees’ compensation	43,423
Other	75,920

Total liabilities	61,210,854

Net Assets	$708,662,640

Composition of Net Assets
Par value of shares of beneficial interest	$379,507
Additional paid-in capital	2,567,372,870
Accumulated net investment loss	(6,673,923)
Accumulated net realized loss on investments	(1,826,979,025)
Net unrealized depreciation on investments	(25,436,789)

Net Assets	$708,662,640

F14 | OPPENHEIMER CHAMPION INCOME FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $409,833,632 and 219,186,197 shares of beneficial interest outstanding)	$1.87
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$1.96

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $24,081,251 and 12,865,712 shares of beneficial interest outstanding)	$1.87

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $66,191,115 and 35,474,968 shares of beneficial interest outstanding)	$1.87

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $10,444,019 and 5,583,808 shares of beneficial interest outstanding)	$1.87

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $198,112,623 and 106,396,330 shares of beneficial interest outstanding)	$1.86
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended March 31, 2010

Investment Income
Interest	$29,152,592
Dividends:
Unaffiliated companies	278
Affiliated companies	46,232

Total investment income	29,199,102

Expenses
Management fees	2,041,774
Distribution and service plan fees:
Class A	446,370
Class B	98,611
Class C	318,415
Class N	23,408
Transfer and shareholder servicing agent fees:
Class A	1,021,536
Class B	156,554
Class C	187,200
Class N	43,046
Class Y	17,403
Shareholder communications:
Class A	92,892
Class B	15,730
Class C	16,095
Class N	2,088
Class Y	227
Legal, auditing and other professional fees	964,623
Trustees’ compensation	10,225
Custodian fees and expenses	3,890
Other	13,598

Total expenses	5,473,685
Less waivers and reimbursements of expenses	(2,058,452)

Net expenses	3,415,233

Net Investment Income	25,783,869
F16 | OPPENHEIMER CHAMPION INCOME FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$15,000,023
Swap contracts	(4,085,207)

Net realized gain	10,914,816
Net change in unrealized appreciation/depreciation on:
Investments	11,553,362
Swap contracts	1,517,581

Net change in unrealized appreciation/depreciation	13,070,943

Net Increase in Net Assets Resulting from Operations	$49,769,628

See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2010	September 30,
	(Unaudited)	2009

Operations
Net investment income	$25,783,869	$77,031,874
Net realized gain (loss)	10,914,816	(1,728,016,290)
Net change in unrealized appreciation/depreciation	13,070,943	620,593,597

Net increase (decrease) in net assets resulting from operations	49,769,628	(1,030,390,819)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(15,080,764)	—
Class B	(732,655)	—
Class C	(2,398,630)	—
Class N	(376,246)	—
Class Y	(7,195,574)	—

	(25,783,869)	—
Tax return of capital distribution from net investment income:
Class A	—	(45,416,838)
Class B	—	(3,198,325)
Class C	—	(6,904,384)
Class N	—	(1,266,533)
Class Y	—	(20,259,873)

	—	(77,045,953)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	35,144,860	42,371,868
Class B	3,655,797	(10,620,070)
Class C	1,020,294	12,523,994
Class N	704,964	1,863,378
Class Y	61,718,015	60,439,518

	102,243,930	106,578,688

Net Assets
Total increase (decrease)	126,229,689	(1,000,858,084)
Beginning of period	582,432,951	1,583,291,035

End of period (including accumulated net investment loss of $6,673,923 and $6,673,923, respectively)	$708,662,640	$582,432,951

See accompanying Notes to Financial Statements.
F18 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$1.80	$6.26	$9.36	$9.32	$9.40	$9.50

Income (loss) from investment operations:
Net investment income[1]	.08	.25	.63	.65	.64	.62
Net realized and unrealized gain (loss)	.07	(4.45)	(3.10)	.04	(.08)	(.09)

Total from investment operations	.15	(4.20)	(2.47)	.69	.56	.53

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	—	—[2]	(.65)	(.64)	(.63)
Tax return of capital distribution from net investment income	—	(.26)	(.63)	—	—	—

Total dividends and/or distributions to shareholders	(.08)	(.26)	(.63)	(.65)	(.64)	(.63)

Net asset value, end of period	$1.87	$1.80	$6.26	$9.36	$9.32	$9.40

Total Return, at Net Asset Value[3]	8.25%	(67.12)%	(27.70)%	7.51%	6.12%	5.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$409,834	$361,169	$1,035,629	$1,772,880	$886,223	$936,925

Average net assets (in thousands)	$365,702	$354,862	$1,471,385	$1,851,296	$904,474	$992,935

Ratios to average net assets:[4]
Net investment income	8.27%	12.80%	7.60%	6.86%	6.84%	6.52%
Total expenses	1.84%[5]	1.72%[5]	1.04%[5]	1.00%[5]	1.11%	1.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.15%	1.21%	1.04%	0.99%	1.11%	1.08%

Portfolio turnover rate	77%	67%[6]	73%[6]	49%[6]	64%	53%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	1.85%
Year Ended September 30, 2009	1.74%
Year Ended September 30, 2008	1.04%
Year Ended September 30, 2007	1.01%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$1.80	$6.25	$9.34	$9.31	$9.39	$9.49

Income (loss) from investment operations:
Net investment income[1]	.07	.25	.56	.58	.57	.55
Net realized and unrealized gain (loss)	.07	(4.46)	(3.09)	.02	(.09)	(.10)

Total from investment operations	.14	(4.21)	(2.53)	.60	.48	.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	—	—[2]	(.57)	(.56)	(.55)
Tax return of capital distribution from net investment income	—	(.24)	(.56)	—	—	—

Total dividends and/or distributions to shareholders	(.07)	(.24)	(.56)	(.57)	(.56)	(.55)

Net asset value, end of period	$1.87	$1.80	$6.25	$9.34	$9.31	$9.39

Total Return, at Net Asset Value[3]	7.79%	(67.35)%	(28.28)%	6.57%	5.33%	4.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,081	$19,661	$93,848	$239,673	$202,567	$297,056

Average net assets (in thousands)	$19,801	$25,683	$160,611	$298,233	$242,063	$362,813

Ratios to average net assets:[4]
Net investment income	7.42%	12.45%	6.70%	6.08%	6.09%	5.75%
Total expenses	3.72%[5]	3.38%[5]	1.87%[5]	1.79%[5]	1.87%	1.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.01%	2.07%	1.87%	1.78%	1.87%	1.82%

Portfolio turnover rate	77%	67%[6]	73%[6]	49%[6]	64%	53%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	3.73%
Year Ended September 30, 2009	3.40%
Year Ended September 30, 2008	1.87%
Year Ended September 30, 2007	1.80%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
F20 | OPPENHEIMER CHAMPION INCOME FUND

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$1.79	$6.25	$9.35	$9.31	$9.39	$9.49

Income (loss) from investment operations:
Net investment income[1]	.07	.23	.57	.57	.57	.55
Net realized and unrealized gain (loss)	.08	(4.45)	(3.10)	.04	(.08)	(.10)

Total from investment operations	.15	(4.22)	(2.53)	.61	.49	.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	—	—[2]	(.57)	(.57)	(.55)
Tax return of capital distribution from net investment income	—	(.24)	(.57)	—	—	—

Total dividends and/or distributions to shareholders	(.07)	(.24)	(.57)	(.57)	(.57)	(.55)

Net asset value, end of period	$1.87	$1.79	$6.25	$9.35	$9.31	$9.39

Total Return, at Net Asset Value[3]	8.44%	(67.51)%	(28.32)%	6.69%	5.34%	4.86%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$66,191	$62,635	$160,353	$275,373	$187,917	$218,850

Average net assets (in thousands)	$63,878	$58,009	$227,183	$295,414	$199,183	$237,000

Ratios to average net assets:[4]
Net investment income	7.53%	11.90%	6.81%	6.08%	6.09%	5.77%
Total expenses	2.62%[5]	2.59%[5]	1.83%[5]	1.78%[5]	1.86%	1.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.90%	1.97%	1.83%	1.77%	1.86%	1.82%

Portfolio turnover rate	77%	67%[6]	73%[6]	49%[6]	64%	53%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	2.63%
Year Ended September 30, 2009	2.61%
Year Ended September 30, 2008	1.83%
Year Ended September 30, 2007	1.79%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
F21 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$1.80	$6.26	$9.36	$9.32	$9.41	$9.51

Income (loss) from investment operations:
Net investment income[1]	.07	.24	.60	.61	.60	.58
Net realized and unrealized gain (loss)	.07	(4.45)	(3.10)	.04	(.09)	(.09)

Total from investment operations	.14	(4.21)	(2.50)	.65	.51	.49

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	—	—[2]	(.61)	(.60)	(.59)
Tax return of capital distribution from net investment income	—	(.25)	(.60)	—	—	—

Total dividends and/or distributions to shareholders	(.07)	(.25)	(.60)	(.61)	(.60)	(.59)

Net asset value, end of period	$1.87	$1.80	$6.26	$9.36	$9.32	$9.41

Total Return, at Net Asset Value[3]	8.11%	(67.20)%	(28.00)%	7.05%	5.62%	5.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,444	$9,360	$26,709	$48,347	$31,626	$30,491

Average net assets (in thousands)	$9,395	$10,099	$38,585	$49,180	$30,578	$30,252

Ratios to average net assets:[4]
Net investment income	8.03%	12.54%	7.19%	6.42%	6.46%	6.12%
Total expenses	2.44%[5]	2.59%[5]	1.54%[5]	1.45%[5]	1.57%	1.55%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.39%	1.45%	1.45%	1.42%	1.48%	1.48%

Portfolio turnover rate	77%	67%[6]	73%[6]	49%[6]	64%	53%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	2.45%
Year Ended September 30, 2009	2.61%
Year Ended September 30, 2008	1.54%
Year Ended September 30, 2007	1.46%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
F22 | OPPENHEIMER CHAMPION INCOME FUND

	Six Months
	Ended
	March 31, 2010		Year Ended September 30,
Class Y	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$1.79	$6.26	$9.36	$9.32	$9.28

Income (loss) from investment operations:
Net investment income[2]	.08	.26	.67	.68	.05
Net realized and unrealized gain (loss)	.07	(4.46)	(3.10)	.04	.05

Total from investment operations	.15	(4.20)	(2.43)	.72	.10

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	—	—[3]	(.68)	(.06)
Tax return of capital distribution from net investment income	—	(.27)	(.67)	—	—

Total dividends and/or distributions to shareholders	(.08)	(.27)	(.67)	(.68)	(.06)

Net asset value, end of period	$1.86	$1.79	$6.26	$9.36	$9.32

Total Return, at Net Asset Value[4]	8.60%	(67.09)%	(27.39)%	7.90%	1.04%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$198,113	$129,608	$266,752	$217,011	$2,458

Average net assets (in thousands)	$161,865	$145,168	$308,019	$171,898	$1,058

Ratios to average net assets:[5]
Net investment income	8.92%	13.95%	8.10%	7.21%	7.65%
Total expenses	1.00%[6]	0.75%[6]	0.61%[6]	0.63%[6]	0.63%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.54%	0.61%	0.61%	0.62%	0.63%

Portfolio turnover rate	77%	67%[7]	73%[7]	49%[7]	64%

1.	For the period from September 1, 2006 (inception of offering) to September 30, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	1.01%
Year Ended September 30, 2009	0.77%
Year Ended September 30, 2008	0.61%
Year Ended September 30, 2007	0.64%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Year Ended September 30, 2009	$29,081,972	$39,133,713
Year Ended September 30, 2008	$154,007,750	$136,228,947
Year Ended September 30, 2007	$132,979,285	$140,757,346
See accompanying Notes to Financial Statements.
F23 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Champion Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s primary investment objective is to seek a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund’s investment manager, OppenheimerFunds, Inc. (the “Manager”), believes does not involve undue risk. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Prior to January 1, 2009, the Fund assessed a 2% fee on the proceeds of fund shares that were redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
F24 | OPPENHEIMER CHAMPION INCOME FUND

     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
F25 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$34,519,250
Sold securities	3,710,200
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of March 31, 2010 is as follows:

Cost	$59,385,150
Market Value	$13,706,789
Market Value as a % of Net Assets	1.93%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in
F26 | OPPENHEIMER CHAMPION INCOME FUND

the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2009, the Fund had available for federal income tax purposes post-October losses of $1,150,039,457 and unused capital loss carryforwards as follows:

Expiring

2010	$130,906,727
2011	235,839,091
2012	63,585,840
2017	256,140,028

Total	$686,471,686

As of March 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,825,596,327 expiring by 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2010, it is estimated that the Fund will utilize $10,914,816 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
F27 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$757,637,375
Federal tax cost of other investments	(60,879)

Total federal tax cost	$757,576,496

Gross unrealized appreciation	$39,750,349
Gross unrealized depreciation	(67,802,121)

Net unrealized depreciation	$(28,051,772)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
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Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	65,858,038	$121,780,265	116,258,837	$203,020,191
Dividends and/or distributions reinvested	5,115,777	9,370,608	16,928,796	32,078,684
Redeemed	(52,889,704)	(96,006,013)	(97,604,709)	(192,727,007)[1]

Net increase	18,084,111	$35,144,860	35,582,924	$42,371,868

Class B
Sold	4,982,662	$9,219,735	4,951,631	$9,193,412
Dividends and/or distributions reinvested	326,605	599,021	1,252,056	2,417,721
Redeemed	(3,382,119)	(6,162,959)	(10,280,975)	(22,231,203)[1]

Net increase (decrease)	1,927,148	$3,655,797	(4,077,288)	$(10,620,070)

F29 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount

Class C
Sold	5,350,595	$9,801,334	22,356,027	$39,382,295
Dividends and/or distributions reinvested	1,069,696	1,955,998	2,801,166	5,237,732
Redeemed	(5,895,526)	(10,737,038)	(15,863,232)	(32,096,033)[1]

Net increase	524,765	$1,020,294	9,293,961	$12,523,994

Class N
Sold	1,229,593	$2,266,702	4,067,624	$7,312,538
Dividends and/or distributions reinvested	191,629	351,028	618,082	1,155,975
Redeemed	(1,048,908)	(1,912,766)	(3,742,294)	(6,605,135)[1]

Net increase	372,314	$704,964	943,412	$1,863,378

Class Y
Sold	37,361,819	$67,889,841	153,389,182	$262,184,539
Dividends and/or distributions reinvested	3,938,284	7,189,551	7,001,702	13,159,847
Redeemed	(7,349,613)	(13,361,377)	(130,588,962)	(214,904,868)[1]

Net increase	33,950,490	$61,718,015	29,801,922	$60,439,518

1.	Net of redemption fees of $8,414, $609, $1,375, $239 and $3,442 for Class A, Class B, Class C, Class N and Class Y, respectively.
The Fund may participate in the ReFlow, LLC (“ReFlow”) liquidity program which is designed to provide an alternative source of funding to meet shareholder redemptions. ReFlow provides liquidity by being prepared to purchase Fund shares at the closing net asset value equal to the amount of the net redemptions on any given day. On subsequent days, when the Fund experiences net subscriptions, ReFlow redeems its holdings at the net asset value on that day, subject to maximum holding period restrictions of 28 days, set by ReFlow. The Fund will waive its transaction fees with respect to redemptions by ReFlow. When participating in the ReFlow program, the Fund pays ReFlow a fee equal to the value of shares purchased for the period held times a rate determined by a daily auction with other participating mutual funds in the ReFlow program. ReFlow is prohibited from acquiring more than 3% of the outstanding shares of the Fund and there is no assurance that ReFlow will have sufficient funds available to meet the Fund’s liquidity needs on a particular day. Fees incurred by the Fund during the period, if any, under the ReFlow liquidity program are included in “Other Expenses” per the Statement of Operations and fees payable by the Fund to ReFlow at period end, if any, are included in “Other Liabilities” per the Statement of Assets and Liabilities.
     As of March 31, 2010, ReFlow did not hold any shares of the Fund.
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3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$382,442,431	$359,894,836
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	0.70%
Next $250 million	0.65
Next $500 million	0.60
Next $500 million	0.55
Over $1.5 billion	0.50
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2010, the Fund paid $810,483 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2010 were as follows:

Class B	$37,318,722
Class C	16,774,391
Class N	1,021,844
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 31, 2010	$66,699	$10,190	$19,899	$4,602	$8
Waivers and Reimbursements of Expenses. From April 1, 2009 through March 31, 2010, the Manager agreed to voluntarily waive the advisory fee by 0.29% of the Fund’s average daily net assets. During the six months ended March 31, 2010, the Manager waived $896,479.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 31, 2010, the Manager waived fees and/or reimbursed the Fund $20,661 for IMMF management fees.
     The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended March 31, 2010, the Manager reimbursed the Fund $513,987 for legal costs and fees.
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     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended March 31, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$398,530
Class B	123,202
Class C	78,499
Class N	27,094
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
F33 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 31, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $50,681, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements,
F34 | OPPENHEIMER CHAMPION INCOME FUND

established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $50,681 as of March 31, 2010. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of March 31, 2010 the Fund has not required certain counterparties to post collateral.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of March 31, 2010 are as follows:

Asset Derivatives
Derivatives	Statement of Assets
not Accounted for as	and Liabilities
Hedging Instruments	Location	Value

Credit contracts	Appreciated swaps, at value	$50,681
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives Not Accounted
for as Hedging Instruments	Swap contracts

Credit contracts	$(4,085,207)

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Derivatives Not Accounted
for as Hedging Instruments	Swap contracts

Credit contracts	$1,517,581
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
F35 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will
F36 | OPPENHEIMER CHAMPION INCOME FUND

become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers, trustees and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment
F37 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to represent the Fund and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F38 | OPPENHEIMER CHAMPION INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
13 | OPPENHEIMER CHAMPION INCOME FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Not applicable to semiannual reports.

	(2)	Exhibits attached hereto.

	(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Champion Income Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 05/11/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date: 05/11/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date: 05/11/2010